Expense Example - Polen Euro High Yield Bond ETF - Polen Euro High Yield Bond ETF	Apr. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 213